Leases - Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Paid (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jul. 14, 2023
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows to Be Paid [Abstract]
2025	$ 5,611,005
2026	3,277,749
2027	2,484,428
2028	1,373,566
2029	1,266,921
Thereafter	3,571,652
Total undiscounted operating lease payments	17,585,321
Less: imputed interest	2,176,807
Present value of lease liabilities	$ 15,408,514	$ 13,068,572	$ 177,391